Revenue Recognition (Details) - Schedule of Revenue by Product Category - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Product Category [Line Items]
Total revenue	$ 793,329	$ 361,359	$ 1,610,363	$ 1,147,557	$ 2,409,953	$ 1,530,223
Training [Member]
Schedule of Revenue by Product Category [Line Items]
Total revenue			267,827	291,464	599,425	279,404
Product supplies [Member]
Schedule of Revenue by Product Category [Line Items]
Total revenue			769,237	629,456	1,329,159	866,104
Equipment [Member]
Schedule of Revenue by Product Category [Line Items]
Total revenue			102,060	109,740	162,370	163,460
Patient procedures [Member]
Schedule of Revenue by Product Category [Line Items]
Total revenue			$ 471,259	$ 116,897	$ 318,999	$ 221,255